Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

10. Property and equipment, net

Property and equipment consists of the following:

	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Cost:
Buildings	75,092	-
Motor vehicles	9,889	7,499
Leasehold improvements	24,252	11,932
Equipment, fixture and furniture, and other fixed assets	31,307	24,604
Miners for Bitcoin	-	76,994
Total cost	140,540	121,029

Less: Accumulated depreciation	54,737	31,712

Property and equipment, net	85,803	89,317

Depreciation expense recognized for the six months ended June 30, 2022 and 2021 was RMB14,835 and RMB18,246, respectively.